S000005535 [Member] Expense Example - Wilmington International Fund	Apr. 30, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 657
Expense Example, with Redemption, 3 Years	960
Expense Example, with Redemption, 5 Years	1,284
Expense Example, with Redemption, 10 Years	2,201
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	$ 1,201